INCOME TAXES	6 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 5 - INCOME TAXES

BJKZ is incorporated in the PRC. It is governed by the income tax law of the PRC and is subject to PRC enterprise income tax (“EIT”). The EIT rate for companies operating in the PRC is 25%.

The Company’s effective income tax rates were 0% for the six months ended June 30, 2023 and 2022 because of accumulated tax losses brought forward. The applicable rates of income taxes are as follows:

	Six months ended June 30,
	2023	2022
U.S. statutory rate	34.0%	34.0%
Foreign income not registered in the U.S.	(34.0%)	(34.0%)
PRC statutory rate	25.0%	25.0%
Changes in valuation allowance and others	(25.0%)	(25.0%)
Effective tax rate	0%	0%

Income tax payable represented enterprise income tax at a rate of 25% of taxable income that the Company accrued but not paid. Income tax payable as of June 30, 2023 and December 31, 2022 comprises:

	June 30, 2023	December 31, 2022
(Unaudited)

Current income tax expense	$-	$-
Deferred tax expense (benefit)	-	-
Current income tax expense	$-	$-

The Company has not recognized an income tax benefit for its operating losses generated based on uncertainties concerning its ability to generate taxable income in future periods. The tax benefit for the periods presented is offset by a valuation allowance established against deferred tax assets arising from the net operating losses and other temporary differences, the realization of which could not be considered more likely than not. In future periods, tax benefits and related deferred tax assets will be recognized when management considers realization of such amounts to be more likely than not. A valuation allowance will be maintained until sufficient positive evidence exists to support the reversal of any portion or all of the valuation allowance

	June 30, 2023	December 31, 2022
	(Unaudited)
Deferred tax asset from operating losses carry-forwards	$7,018	$36,003
Valuation allowance	(7,018)	(36,003)
Deferred tax asset, net	$-	$-